ACQUISITION (Schedule of Estimated Fair Values of Assets Acquired in Business Acquisition) (Details) (RepliWeb [Member], USD $) In Thousands, unless otherwise specified	Sep. 19, 2011
RepliWeb [Member]
Business Acquisition [Line Items]
Net assets (including cash of $4,631)	$ 4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)
Total purchase price	11,129
Cash acquired from entity	$ 4,631